Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [member] - $ / shares	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	2,991,066	1,919,719
Weighted-average exercise price	$ 132.29	$ 138.48